VIRTUS Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—5.7%
U.S. Treasury Bonds
2.375%, 2/15/42	$ 3,715	$ 2,836
3.250%, 5/15/42	1,195	1,048
3.000%, 8/15/48	7,650	6,282
2.000%, 2/15/50	2,045	1,351
1.375%, 8/15/50	12,745	7,082
1.875%, 2/15/51	5,255	3,340
2.000%, 8/15/51	440	288
2.250%, 2/15/52	605	421
2.875%, 5/15/52	2,335	1,871
U.S. Treasury Notes
0.125%, 3/31/23	1,700	1,683
2.500%, 4/30/24	1,200	1,166
0.250%, 5/31/25	1,610	1,461
1.125%, 2/15/31	2,565	2,090
1.625%, 5/15/31	900	757
1.250%, 8/15/31	1,170	949
1.375%, 11/15/31	830	675
Total U.S. Government Securities (Identified Cost $44,045)		33,300

Municipal Bonds—1.7%
California—0.1%
Santa Clara Valley Water District Series B, Taxable 2.967%, 6/1/50	510	334
University of California, Series B-A, Taxable 4.428%, 5/15/48	380	322
		656

Florida—0.3%
Broward County, Water & Sewer Utility Revenue Series A 4.000%, 10/1/47	2,115	1,999
Idaho—0.1%
Idaho Health Facilities Authority St. Luke’s Health System Revenue Taxable 5.020%, 3/1/48	450	402
Illinois—0.0%
Sales Tax Securitization Corp. Series B, Second Lien, Taxable (BAM Insured) 3.411%, 1/1/43	70	51
New York—0.9%
Metropolitan Transportation Authority Revenue Taxable Series A 5.000%, 11/15/45	2,555	2,745
New York State Environmental Facilities Corp. Revenue Taxable 5.000%, 6/15/51	2,130	2,313
		5,058

Texas—0.2%
City of San Antonio, General Obligation Taxable 1.963%, 2/1/33	530	404
State of Texas, General Obligation Taxable 3.211%, 4/1/44	180	143
	Par Value	Value

Texas—continued
Texas Public Finance Authority Revenue Taxable 2.140%, 2/1/35	$ 585	$ 417
Texas Transportation Commission State Highway Fund Revenue Taxable 4.000%, 10/1/33	160	146
		1,110

Virginia—0.1%
City of Bristol, General Obligation Taxable (State AID Withholding Insured) 4.210%, 1/1/42	640	544
Total Municipal Bonds (Identified Cost $11,247)		9,820

Foreign Government Securities—0.3%
Bolivarian Republic of Venezuela
9.375%, 1/13/34(1)	130	9
RegS 8.250%, 10/13/24(1)(2)	40	3
RegS 7.650%, 4/21/25(1)(2)	320	22
Dominican Republic 144A 4.875%, 9/23/32(3)	820	678
Emirate of Dubai Government International Bonds RegS 5.250%, 1/30/43(2)	540	487
United Mexican States 2.659%, 5/24/31	645	521
Total Foreign Government Securities (Identified Cost $2,323)		1,720

Mortgage-Backed Securities—8.8%
Agency—0.1%
Federal Home Loan Mortgage Corporation
Pool #A46224 5.000%, 7/1/35	49	50
Pool #A62213 6.000%, 6/1/37	88	92
Federal National Mortgage Association
Pool #254549 6.000%, 12/1/32	13	14
Pool #310041 6.500%, 5/1/37	82	88
Pool #735061 6.000%, 11/1/34	100	103
Pool #880117 5.500%, 4/1/36	3	3
Pool #909092 6.000%, 9/1/37	6	6
Pool #909175 5.500%, 4/1/38	55	57
Pool #909220 6.000%, 8/1/38	59	60
Pool #929625 5.500%, 6/1/38	71	74
Pool #938574 5.500%, 9/1/36	60	62
See Notes to Schedule of Investments

VIRTUS Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022
($ reported in thousands)
	Par Value	Value

Agency—continued
Pool #972569 5.000%, 3/1/38	$ 66	$ 67
		676

Non-Agency—8.7%
Ajax Mortgage Loan Trust
2019-D, A1 144A 2.956%, 9/25/65(3)(4)	389	362
2021-A, A1 144A 1.065%, 9/25/65(3)(4)	448	390
American Homes 4 Rent Trust
2014-SFR2, C 144A 4.705%, 10/17/36(3)	1,050	1,013
2015-SFR2, C 144A 4.691%, 10/17/52(3)	335	319
AMSR Trust
2020-SFR1, B 144A 2.120%, 4/17/37(3)	530	483
2020-SFR2, C 144A 2.533%, 7/17/37(3)	750	678
2020-SFR2, D 144A 3.282%, 7/17/37(3)	770	702
Angel Oak Mortgage Trust 2020-4, A1 144A 1.469%, 6/25/65(3)(4)	411	367
Angel Oak SB Commercial Mortgage Trust 2020-SBC1, A1 144A 2.068%, 5/25/50(3)(4)	565	537
Arroyo Mortgage Trust
2019-1, A1 144A 3.805%, 1/25/49(3)(4)	145	134
2019-2, A1 144A 3.347%, 4/25/49(3)(4)	831	768
2021-1R, A1 144A 1.175%, 10/25/48(3)(4)	718	564
2022-1, A1B 144A 3.269%, 12/25/56(3)(4)	670	592
BPR Trust 2021-KEN, A (1 month LIBOR + 1.250%, Cap N/A, Floor 1.250%) 144A 5.568%, 2/15/29(3)(4)	920	895
BX Commercial Mortgage Trust 2022-LP2, D (1 month Term SOFR + 1.961%, Cap N/A, Floor 1.961%) 144A 6.296%, 2/15/39(3)(4)	246	229
BX Trust 2019-OC11, D 144A 3.944%, 12/9/41(3)(4)	1,379	1,099
Cascade MH Asset Trust 2021-MH1, A1 144A 1.753%, 2/25/46(3)	1,048	890
Chase Mortgage Finance Corp.
2016-SH1, M2 144A 3.750%, 4/25/45(3)(4)	152	128
2016-SH2, M2 144A 3.750%, 12/25/45(3)(4)	328	286
CHL Mortgage Pass-Through Trust 2004-6, 1A2 3.065%, 5/25/34(4)	120	109
CIM Trust
2021-NR4, A1 144A 2.816%, 10/25/61(3)(4)	408	377
2022-R2, A1 144A 3.750%, 12/25/61(3)(4)	221	208
	Par Value	Value

Non-Agency—continued
Citigroup Mortgage Loan Trust, Inc. 2018-RP1, A1 144A 3.000%, 9/25/64(3)(4)	$ 347	$ 331
COLT Mortgage Loan Trust 2022-5, A1 144A 4.550%, 4/25/67(3)(4)	558	538
COMM Mortgage Trust 2020-CBM, B 144A 3.099%, 2/10/37(3)	490	446
CoreVest American Finance Issuer LLC 2021-RTL1, A1 144A 2.239%, 3/28/29(3)(4)	290	264
CoreVest American Finance Trust
2019-3, C 144A 3.265%, 10/15/52(3)	295	243
2020-1, A1 144A 1.832%, 3/15/50(3)	230	214
2020-3, A 144A 1.358%, 8/15/53(3)	460	405
2020-4, A 144A 1.174%, 12/15/52(3)	526	464
Credit Suisse Mortgage Capital Trust
2017-RPL1, A1 144A 2.750%, 7/25/57(3)(4)	377	359
2020-NQM1, A1 144A 1.208%, 5/25/65(3)(4)	78	70
2020-RPL4, A1 144A 2.000%, 1/25/60(3)(4)	296	263
2021-NQM1, A1 144A 0.809%, 5/25/65(3)(4)	135	113
2021-NQM2, A1 144A 1.179%, 2/25/66(3)(4)	356	295
Dominion Mortgage Trust 2021-RTL1, A1 144A 2.487%, 7/25/27(3)(4)	875	787
Ellington Financial Mortgage Trust
2019-2, A3 144A 3.046%, 11/25/59(3)(4)	39	36
2021-2, A3 144A 1.291%, 6/25/66(3)(4)	549	413
2022-1, A1 144A 2.206%, 1/25/67(3)(4)	391	327
FirstKey Homes Trust
2020-SFR2, B 144A 1.567%, 10/19/37(3)	645	572
2021-SFR1, D 144A 2.189%, 8/17/38(3)	880	739
Flagstar Mortgage Trust 2017-1, 1A3 144A 3.500%, 3/25/47(3)(4)	86	77
Galton Funding Mortgage Trust
2017-1, A21 144A 3.500%, 7/25/56(3)(4)	14	13
2018-1, A23 144A 3.500%, 11/25/57(3)(4)	22	20
GCAT Trust 2020-NQM1, A1 144A 2.247%, 1/25/60(3)(4)	24	23
GCT Commercial Mortgage Trust 2021-GCT, A (1 month LIBOR + 0.800%, Cap N/A, Floor 0.800%) 144A 5.118%, 2/15/38(3)(4)	1,080	1,002
GS Mortgage Securities Trust 2020-GC45, AS 3.173%, 2/13/53(4)	565	469
Hilton USA Trust 2016-SFP, B 144A 3.323%, 11/5/35(3)	500	473

See Notes to Schedule of Investments

VIRTUS Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
Imperial Fund Mortgage Trust 2021-NQM4, A1 144A 2.091%, 1/25/57(3)(4)	$ 1,157	$ 953
INTOWN Mortgage Trust 2022-STAY, A (1 month Term SOFR + 2.489%, Cap N/A, Floor 2.489%) 144A 6.825%, 8/15/39(3)(4)	590	586
JPMorgan Chase Mortgage Trust
2014-1, 2A12 144A 3.500%, 1/25/44(3)(4)	14	13
2014-2, 2A2 144A 3.500%, 6/25/29(3)(4)	20	18
2017-1, A2 144A 3.449%, 1/25/47(3)(4)	111	96
2017-3, 2A2 144A 2.500%, 8/25/47(3)(4)	50	44
2017-4, A3 144A 3.500%, 11/25/48(3)(4)	125	115
2017-5, A1 144A 3.211%, 10/26/48(3)(4)	89	85
KKR Industrial Portfolio Trust 2021-KDIP, C (1 month LIBOR + 1.000%, Cap N/A, Floor 1.000%) 144A 5.318%, 12/15/37(3)(4)	652	619
KNDL Mortgage Trust 2019-KNSQ, A (1 month LIBOR + 0.800%, Cap N/A, Floor 0.800%) 144A 5.118%, 5/15/36(3)(4)	565	558
LHOME Mortgage Trust
2021-RTL1, A1 144A 2.090%, 2/25/26(3)(4)	480	454
2021-RTL2, A1 144A 2.090%, 6/25/26(3)(4)	295	277
MetLife Securitization Trust 2017-1A, M1 144A 3.441%, 4/25/55(3)(4)	860	748
Mill City Mortgage Loan Trust
2017-3, B1 144A 3.250%, 1/25/61(3)(4)	364	296
2019-1, M2 144A 3.500%, 10/25/69(3)(4)	509	432
Morgan Stanley Bank of America Merrill Lynch Trust
2013-C13, AS 4.266%, 11/15/46	275	268
2015-C22, AS 3.561%, 4/15/48	835	777
2015-C25, A4 3.372%, 10/15/48	590	559
New Residential Mortgage Loan Trust
2014-1A, A 144A 3.750%, 1/25/54(3)(4)	164	154
2015-2A, A1 144A 3.750%, 8/25/55(3)(4)	103	96
2016-1A, A1 144A 3.750%, 3/25/56(3)(4)	48	44
2016-3A, B1 144A 4.000%, 9/25/56(3)(4)	348	316
2016-4A, A1 144A 3.750%, 11/25/56(3)(4)	37	34
2016-4A, B1A 144A 4.500%, 11/25/56(3)(4)	482	443
2017-2A, A3 144A 4.000%, 3/25/57(3)(4)	77	72
2019-NQM4, A1 144A 2.492%, 9/25/59(3)(4)	132	119
2019-RPL2, M2 144A 3.750%, 2/25/59(3)(4)	660	552
	Par Value	Value

Non-Agency—continued
2020-1A, A1B 144A 3.500%, 10/25/59(3)(4)	$ 452	$ 416
2021-NQ2R, A1 144A 0.941%, 10/25/58(3)(4)	167	144
NLT Trust 2021-INV2, A1 144A 1.162%, 8/25/56(3)(4)	436	343
OBX Trust
2019-INV1, A3 144A 4.500%, 11/25/48(3)(4)	55	53
2021-NQM3, A2 144A 1.260%, 7/25/61(3)(4)	546	407
Palisades Mortgage Loan Trust 2021-RTL1, A1 144A 2.857%, 6/25/26(3)(4)	430	400
Preston Ridge Partners Mortgage LLC
2020-6, A1 144A 2.363%, 11/25/25(3)(4)	675	623
2021-2, A1 144A 2.115%, 3/25/26(3)(4)	829	763
2021-3, A1 144A 1.867%, 4/25/26(3)(4)	419	373
2021-9, A1 144A 2.363%, 10/25/26(3)(4)	319	287
2021-RPL1, A1 144A 1.319%, 7/25/51(3)(4)	159	141
Pretium Mortgage Credit Partners I LLC 2021-NPL1, A1 144A 2.240%, 9/27/60(3)(4)	618	563
Progress Residential Trust
2019-SFR3, B 144A 2.571%, 9/17/36(3)	460	436
2021-SFR2, D 144A 2.197%, 4/19/38(3)	940	805
2021-SFR3, D 144A 2.288%, 5/17/26(3)	450	382
2021-SFR6, C 144A 1.855%, 7/17/38(3)	145	123
Provident Funding Mortgage Trust 2019-1, A2 144A 3.000%, 12/25/49(3)(4)	235	196
RCKT Mortgage Trust 2020-1, A1 144A 3.000%, 2/25/50(3)(4)	255	213
RCO VI Mortgage LLC 2022-1, A1 144A 3.000%, 1/25/27(3)(4)	207	194
RCO VII Mortgage LLC 2021-2, A1 144A 2.116%, 9/25/26(3)(4)	271	248
Residential Mortgage Loan Trust 2019-2, A1 144A 2.913%, 5/25/59(3)(4)	52	50
Sequoia Mortgage Trust 2013-8, B1 3.488%, 6/25/43(4)	64	60
SG Residential Mortgage Trust 2019-3, A1 144A 2.703%, 9/25/59(3)(4)	73	70
Starwood Mortgage Residential Trust
2020-3, A1 144A 1.486%, 4/25/65(3)(4)	106	97
2021-3, A3 144A 1.518%, 6/25/56(3)(4)	165	131
Towd Point Mortgage Trust
2016-1, M1 144A 3.500%, 2/25/55(3)(4)	142	139
2016-3, M1 144A 3.500%, 4/25/56(3)(4)	1,080	1,059
2016-4, B1 144A 3.890%, 7/25/56(3)(4)	585	535

See Notes to Schedule of Investments

VIRTUS Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2017-1, M1 144A 3.750%, 10/25/56(3)(4)	$ 185	$ 172
2017-4, A2 144A 3.000%, 6/25/57(3)(4)	936	840
2018-6, A1B 144A 3.750%, 3/25/58(3)(4)	420	381
2018-6, A2 144A 3.750%, 3/25/58(3)(4)	1,270	1,085
2019-1, A1 144A 3.722%, 3/25/58(3)(4)	387	364
2019-2, A2 144A 3.750%, 12/25/58(3)(4)	500	436
2019-4, A2 144A 3.250%, 10/25/59(3)(4)	650	547
2020-MH1, A2 144A 2.500%, 2/25/60(3)(4)(5)	1,115	945
2021-1, A2 144A 2.750%, 11/25/61(3)(4)	1,265	990
Tricon American Homes Trust
2019-SFR1, C 144A 3.149%, 3/17/38(3)	435	392
2020-SFR2, D 144A 2.281%, 11/17/39(3)	880	725
Tricon Residential Trust 2021-SFR1, B 144A 2.244%, 7/17/38(3)	515	444
TVC Mortgage Trust
2020-RTL1, A1 144A 3.474%, 9/25/24(3)	169	168
2020-RTL1, M 144A 5.193%, 9/25/24(3)(4)	510	487
VCAT LLC
2021-NPL2, A1 144A 2.115%, 3/27/51(3)(4)	252	228
2021-NPL3, A1 144A 1.743%, 5/25/51(3)(4)	272	235
2021-NPL4, A1 144A 1.868%, 8/25/51(3)(4)	576	522
Vericrest Opportunity Loan Trust C LLC 2021-NPL9, A1 144A 1.992%, 5/25/51(3)(4)	218	195
Vericrest Opportunity Loan Trust CVI LLC 2021-NP12, A1 144A 2.734%, 12/26/51(3)(4)	217	200
Verus Securitization Trust
2019-4, M1 144A 3.207%, 11/25/59(3)(4)	280	236
2019-INV2, A1 144A 2.913%, 7/25/59(3)(4)	75	72
2022-4, A1 144A 4.474%, 4/25/67(3)(4)	430	414
2022-5, A1 144A 3.800%, 4/25/67(3)(4)	813	744
2022-7, A1 144A 5.152%, 7/25/67(3)(4)	677	658
Visio Trust
2020-1R, A2 144A 1.567%, 11/25/55(3)	138	124
2021-1R, A1 144A 1.280%, 5/25/56(3)	235	215
	Par Value	Value

Non-Agency—continued
Wells Fargo Commercial Mortgage Trust 2014-C24, AS 3.931%, 11/15/47	$ 675	$ 643
		50,527

Total Mortgage-Backed Securities (Identified Cost $57,440)		51,203

Asset-Backed Securities—4.3%
Automobiles—2.6%
American Credit Acceptance Receivables Trust 2021-2, C 144A 0.970%, 7/13/27(3)	821	806
AmeriCredit Automobile Receivables Trust 2020-3, C 1.060%, 8/18/26	1,245	1,169
Carvana Auto Receivables Trust
2019-2A, D 144A 3.280%, 1/15/25(3)	365	362
2019-3A, D 144A 3.040%, 4/15/25(3)	478	471
2020-P1, B 0.920%, 11/9/26	775	681
2021-N3, D 1.580%, 6/12/28	585	528
CIG Auto Receivables Trust 2020-1A, E 144A 4.430%, 2/12/27(3)	545	533
CPS Auto Receivables Trust 2020-C, C 144A 1.710%, 8/17/26(3)	148	147
Credit Acceptance Auto Loan Trust
2020-3A, B 144A 1.770%, 12/17/29(3)	540	513
2022-1A, A 144A 4.600%, 6/15/32(3)	595	579
Exeter Automobile Receivables Trust
2018-4A, D 144A 4.350%, 9/16/24(3)	42	42
2019-1A, D 144A 4.130%, 12/16/24(3)	46	46
First Investors Auto Owner Trust
2021-1A, C 144A 1.170%, 3/15/27(3)	790	748
2022-1A, C 144A 3.130%, 5/15/28(3)	685	640
Flagship Credit Auto Trust
2020-3, C 144A 1.730%, 9/15/26(3)	540	515
2020-4, C 144A 1.280%, 2/16/27(3)	965	923
Foursight Capital Automobile Receivables Trust
2019-1, E 144A 4.300%, 9/15/25(3)	745	743
2022-1, B 144A 2.150%, 5/17/27(3)	545	506
GLS Auto Receivables Issuer Trust 2020-4A, C 144A 1.140%, 11/17/25(3)	808	795
GLS Auto Receivables Trust 2018-3A, C 144A 4.180%, 7/15/24(3)	60	60
LAD Auto Receivables Trust 2021-1A, D 144A 3.990%, 11/15/29(3)	710	640

See Notes to Schedule of Investments

VIRTUS Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022
($ reported in thousands)
	Par Value	Value

Automobiles—continued
Lendbuzz Securitization Trust 2022-1A, A 144A 4.220%, 5/17/27(3)	$ 651	$ 623
Oscar US Funding XII LLC 2021-1A, A4 144A 1.000%, 4/10/28(3)	550	496
Santander Drive Auto Receivables Trust
2020-4, C 1.010%, 1/15/26	872	863
2021-3, C 0.950%, 9/15/27	880	846
2022-7, A2 5.810%, 1/15/26	539	540
Skopos Auto Receivables Trust 2019-1A, C 144A 3.630%, 9/16/24(3)	19	19
United Auto Credit Securitization Trust 2021-1, C 144A 0.840%, 6/10/26(3)	561	557
		15,391

Consumer Loans—0.1%
SoFi Consumer Loan Program Trust 2022-1S, A 144A 6.210%, 4/15/31(3)	429	429
Credit Card—0.1%
Avant Credit Card Master Trust 2021-1A, A 144A 1.370%, 4/15/27(3)	730	668
Other—1.5%
Aqua Finance Trust
2017-A, A 144A 3.720%, 11/15/35(3)	16	16
2019-A, C 144A 4.010%, 7/16/40(3)	720	662
2020-AA, B 144A 2.790%, 7/17/46(3)	755	664
Arby’s Funding LLC 2020-1A, A2 144A 3.237%, 7/30/50(3)	811	686
Bankers Healthcare Group Securitization Trust 2020-A, A 144A 2.560%, 9/17/31(3)	146	142
BHG Securitization Trust 2021-A, A 144A 1.420%, 11/17/33(3)	490	455
Cajun Global LLC 2021-1, A2 144A 3.931%, 11/20/51(3)	424	359
CF Hippolyta Issuer LLC 2020-1, A1 144A 1.690%, 7/15/60(3)	386	345
Diamond Resorts Owner Trust 2021-1A, A 144A 1.510%, 11/21/33(3)	250	230
Foundation Finance Trust 2021-1A, A 144A 1.270%, 5/15/41(3)	376	336
Jersey Mike’s Funding 2019-1A, A2 144A 4.433%, 2/15/50(3)	516	463
Mariner Finance Issuance Trust 2020-AA, A 144A 2.190%, 8/21/34(3)	555	528
MVW LLC 2020-1A, A 144A 1.740%, 10/20/37(3)	493	449
Navient Private Education Refi Loan Trust 2021-EA, A 144A 0.970%, 12/16/69(3)	654	548
NBC Funding LLC 2021-1, A2 144A 2.989%, 7/30/51(3)	586	492
NMEF Funding LLC 2022-A, B 144A 3.350%, 10/16/28(3)	525	476
	Par Value	Value

Other—continued
Octane Receivables Trust 2020-1A, A 144A 1.710%, 2/20/25(3)	$ 89	$ 89
Orange Lake Timeshare Trust 2019-A, B 144A 3.360%, 4/9/38(3)	191	180
Purchasing Power Funding LLC 2021-A, A 144A 1.570%, 10/15/25(3)	900	875
Trinity Rail Leasing LLC 2019-1A, A 144A 3.820%, 4/17/49(3)	330	304
Westgate Resorts LLC 2020-1A, A 144A 2.713%, 3/20/34(3)	278	271
		8,570

Total Asset-Backed Securities (Identified Cost $26,777)		25,058

Corporate Bonds and Notes—12.7%
Communication Services—0.3%
CCO Holdings LLC
144A 6.375%, 9/1/29(3)	54	51
144A 4.750%, 3/1/30(3)	250	216
Level 3 Financing, Inc. 144A 4.250%, 7/1/28(3)	555	437
Sprint Spectrum Co. LLC 144A 4.738%, 3/20/25(3)	225	222
Telecomunicaciones Digitales S.A. 144A 4.500%, 1/30/30(3)	460	410
TripAdvisor, Inc. 144A 7.000%, 7/15/25(3)	395	390
		1,726

Consumer Discretionary—0.6%
Aramark Services, Inc. 144A 6.375%, 5/1/25(3)	250	247
Ashtead Capital, Inc. 144A 5.500%, 8/11/32(3)	255	244
Brunswick Corp. 2.400%, 8/18/31	537	395
Carriage Services, Inc. 144A 4.250%, 5/15/29(3)	185	147
Dick’s Sporting Goods, Inc. 3.150%, 1/15/32	486	379
Ford Motor Co.
3.250%, 2/12/32	406	304
4.750%, 1/15/43	265	190
M/I Homes, Inc. 4.950%, 2/1/28	370	329
PulteGroup, Inc. 6.375%, 5/15/33	780	778
Scientific Games International, Inc. 144A 7.000%, 5/15/28(3)	290	277
		3,290

Consumer Staples—0.3%
Bacardi Ltd. 144A 4.700%, 5/15/28(3)	520	496
BAT Capital Corp. 7.750%, 10/19/32	785	845
Central American Bottling Corp. 144A 5.250%, 4/27/29(3)	225	210

See Notes to Schedule of Investments

VIRTUS Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022
($ reported in thousands)
	Par Value	Value

Consumer Staples—continued
Church & Dwight Co., Inc. 5.000%, 6/15/52	$ 585	$ 547
		2,098

Energy—1.6%
Aker BP ASA 144A 2.000%, 7/15/26(3)	740	654
Alliance Resource Operating Partners LP 144A 7.500%, 5/1/25(3)	400	397
BP Capital Markets plc 4.875% (6)	600	525
CrownRock LP
144A 5.625%, 10/15/25(3)	300	289
144A 5.000%, 5/1/29(3)	270	243
DT Midstream, Inc. 144A 4.125%, 6/15/29(3)	360	309
Enbridge, Inc. 7.625%, 1/15/83	620	611
Energy Transfer LP Series H 6.500% (6)	515	443
EQM Midstream Partners LP 144A 7.500%, 6/1/30(3)	435	419
Flex Intermediate Holdco LLC 144A 3.363%, 6/30/31(3)	785	613
HF Sinclair Corp. 5.875%, 4/1/26	630	631
Kinder Morgan Energy Partners LP 7.500%, 11/15/40	445	485
Occidental Petroleum Corp. 6.125%, 1/1/31	355	358
Odebrecht Oil & Gas Finance Ltd. 144A 0.000% (3)(6)	25	—(7)
Parsley Energy LLC 144A 4.125%, 2/15/28(3)	330	303
Pertamina Persero PT 144A 6.450%, 5/30/44(3)	980	967
Petroleos de Venezuela S.A. 144A 6.000%, 5/16/24(3)(8)	255	12
Petroleos Mexicanos 7.690%, 1/23/50	560	387
Reliance Industries Ltd. 144A 2.875%, 1/12/32(3)	695	568
Sabine Pass Liquefaction LLC 4.200%, 3/15/28	210	197
Transocean Guardian Ltd. 144A 5.875%, 1/15/24(3)	73	72
USA Compression Partners LP 6.875%, 4/1/26	345	331
Venture Global Calcasieu Pass LLC 144A 3.875%, 8/15/29(3)	305	267
		9,081

Financials—4.1%
Allstate Corp. (The) Series B 5.750%, 8/15/53	565	531
Ally Financial, Inc. Series B 4.700% (6)	548	366
Ascot Group Ltd. 144A 4.250%, 12/15/30(3)	745	641
	Par Value	Value

Financials—continued
Banco Mercantil del Norte S.A. 144A 6.625% (3)(6)	$ 620	$ 511
Bank of America Corp.
2.687%, 4/22/32	1,725	1,381
2.482%, 9/21/36	750	551
Bank of New York Mellon Corp. (The)
5.834%, 10/25/33	455	472
Series G 4.700%(6)	710	682
Barclays plc 7.437%, 11/2/33	530	555
BBVA Bancomer S.A. 144A 5.125%, 1/18/33(3)	540	484
Blackstone Private Credit Fund 2.625%, 12/15/26	313	259
Blue Owl Finance LLC 144A 3.125%, 6/10/31(3)	415	308
Brighthouse Financial, Inc. 5.625%, 5/15/30	648	616
Brookfield Finance, Inc. 2.724%, 4/15/31	1,200	963
Burford Capital Global Finance LLC 144A 6.250%, 4/15/28(3)	200	178
Capital One Financial Corp. 2.359%, 7/29/32	573	412
Charles Schwab Corp. (The) Series H 4.000% (6)	775	618
Citadel LP 144A 4.875%, 1/15/27(3)	565	525
Citigroup, Inc. (SOFR + 1.280%) 5.494%, 2/24/28(4)	339	327
Corebridge Financial, Inc. 144A 6.875%, 12/15/52(3)	565	522
Discover Financial Services 6.700%, 11/29/32	471	479
Doric Nimrod Air Alpha Pass-Through Trust 2013-1, A 144A 5.250%, 5/30/23(3)	14	14
Drawbridge Special Opportunities Fund LP 144A 3.875%, 2/15/26(3)	770	694
Goldman Sachs Group, Inc. (The) 1.992%, 1/27/32	365	278
Jefferies Financial Group, Inc. 2.625%, 10/15/31	920	702
JPMorgan Chase & Co.
5.717%, 9/14/33	495	483
(SOFR + 1.180%) 5.378%, 2/24/28(4)	530	514
1.953%, 2/4/32	1,445	1,105
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(3)	420	353
Liberty Mutual Group, Inc. 144A 4.125%, 12/15/51(3)	525	428
Lincoln National Corp. (3 month LIBOR + 2.040%) 6.283%, 4/20/67(4)	615	443
MetLife, Inc. Series G 3.850% (6)	695	646
Morgan Stanley
6.342%, 10/18/33	215	225
6.375%, 7/24/42	580	629
Northern Trust Corp. 6.125%, 11/2/32	640	675

See Notes to Schedule of Investments

VIRTUS Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022
($ reported in thousands)
	Par Value	Value

Financials—continued
OneMain Finance Corp. 6.875%, 3/15/25	$ 285	$ 274
OWL Rock Core Income Corp. 4.700%, 2/8/27	384	346
Prudential Financial, Inc.
5.625%, 6/15/43	720	707
5.125%, 3/1/52	179	163
6.000%, 9/1/52	104	101
Santander Holdings USA, Inc. 4.400%, 7/13/27	640	610
State Street Corp. 4.164%, 8/4/33	590	545
Texas Capital Bancshares, Inc. 4.000%, 5/6/31	805	714
Toronto-Dominion Bank (The) 8.125%, 10/31/82	550	572
Wells Fargo & Co. Series BB 3.900% (6)	1,155	1,011
Zions Bancorp NA 3.250%, 10/29/29	405	331
		23,944

Health Care—0.8%
Bausch Health Cos., Inc. 144A 5.750%, 8/15/27(3)	155	106
Bio-Rad Laboratories, Inc.
3.300%, 3/15/27	376	348
3.700%, 3/15/32	119	102
CVS Health Corp. 4.300%, 3/25/28	550	532
DENTSPLY SIRONA, Inc. 3.250%, 6/1/30	605	502
GE HealthCare Technologies, Inc. 144A 5.857%, 3/15/30(3)	555	568
HCA, Inc. 5.250%, 6/15/49	415	353
Illumina, Inc. 2.550%, 3/23/31	370	296
Par Pharmaceutical, Inc. 144A 7.500%, 4/1/27(3)(9)	185	141
Surgery Center Holdings, Inc. 144A 6.750%, 7/1/25(3)	6	6
Teva Pharmaceutical Finance Netherlands III B.V. 3.150%, 10/1/26	505	438
Universal Health Services, Inc. 144A 2.650%, 1/15/32(3)	685	523
Utah Acquisition Sub, Inc. 3.950%, 6/15/26	535	500
Viatris, Inc.
2.300%, 6/22/27	481	411
144A 2.300%, 6/22/27(3)	1	—(7)
		4,826

Industrials—1.3%
Alaska Airlines Pass-Through Trust 2020-1, A 144A 4.800%, 8/15/27(3)	797	759
Aviation Capital Group LLC 144A 3.500%, 11/1/27(3)	560	489
Avolon Holdings Funding Ltd. 144A 4.375%, 5/1/26(3)	565	515
	Par Value	Value

Industrials—continued
BlueLinx Holdings, Inc. 144A 6.000%, 11/15/29(3)	$ 505	$ 419
Boeing Co. (The) 5.930%, 5/1/60	370	337
British Airways Pass-Through Trust 2021-1, A 144A 2.900%, 3/15/35(3)	600	489
Chart Industries, Inc. 144A 7.500%, 1/1/30(3)	20	20
Ferguson Finance plc 144A 4.650%, 4/20/32(3)	730	664
Fortress Transportation & Infrastructure Investors LLC 144A 6.500%, 10/1/25(3)	24	23
GFL Environmental, Inc. 144A 3.750%, 8/1/25(3)	400	378
Global Infrastructure Solutions, Inc. 144A 7.500%, 4/15/32(3)	500	396
Huntington Ingalls Industries, Inc. 2.043%, 8/16/28	778	641
Masco Corp.
2.000%, 2/15/31	365	281
3.125%, 2/15/51	365	226
Pentair Finance S.a.r.l. 5.900%, 7/15/32	560	549
Science Applications International Corp. 144A 4.875%, 4/1/28(3)	440	407
Sempra Global 144A 3.250%, 1/15/32(3)	729	581
TransDigm, Inc. 5.500%, 11/15/27	260	244
		7,418

Information Technology—1.1%
Broadcom, Inc. 4.150%, 11/15/30	712	638
CDW LLC 3.569%, 12/1/31	734	605
Consensus Cloud Solutions, Inc. 144A 6.500%, 10/15/28(3)	320	294
Dell International LLC 8.100%, 7/15/36	594	666
Entegris Escrow Corp. 144A 4.750%, 4/15/29(3)	758	691
HP, Inc. 5.500%, 1/15/33	710	667
Kyndryl Holdings, Inc. 2.700%, 10/15/28	433	325
Leidos, Inc. 2.300%, 2/15/31	800	613
Motorola Solutions, Inc. 4.600%, 5/23/29	265	252
Oracle Corp.
6.250%, 11/9/32	875	916
3.850%, 4/1/60	140	93
TD SYNNEX Corp. 2.375%, 8/9/28	715	577
		6,337

See Notes to Schedule of Investments

VIRTUS Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022
($ reported in thousands)
	Par Value	Value

Materials—1.1%
Albemarle Corp. 5.050%, 6/1/32	$ 640	$ 603
ArcelorMittal S.A. 6.800%, 11/29/32	550	547
Avient Corp. 144A 7.125%, 8/1/30(3)	295	288
Bayport Polymers LLC 144A 5.140%, 4/14/32(3)	785	709
Celanese U.S. Holdings LLC
5.900%, 7/5/24	185	185
6.165%, 7/15/27	160	158
Cleveland-Cliffs, Inc. 144A 6.750%, 3/15/26(3)	560	561
FMG Resources August 2006 Pty Ltd. 144A 5.875%, 4/15/30(3)	495	461
Glencore Funding LLC 144A 2.850%, 4/27/31(3)	750	614
International Flavors & Fragrances, Inc.
144A 2.300%, 11/1/30(3)	825	655
144A 3.468%, 12/1/50(3)	300	203
Inversiones CMPC S.A. 144A 3.850%, 1/13/30(3)	870	784
Suzano Austria GmbH 2.500%, 9/15/28	295	247
Teck Resources Ltd. 6.125%, 10/1/35	540	534
		6,549

Real Estate—1.0%
EPR Properties 4.750%, 12/15/26	865	777
GLP Capital LP
5.750%, 6/1/28	655	642
3.250%, 1/15/32	72	58
Kite Realty Group Trust 4.750%, 9/15/30	780	687
MPT Operating Partnership LP
4.625%, 8/1/29	115	88
3.500%, 3/15/31	450	308
Office Properties Income Trust 4.500%, 2/1/25	555	503
Ontario Teachers’ Cadillac Fairview Properties Trust 144A 2.500%, 10/15/31(3)	870	663
Phillips Edison Grocery Center Operating Partnership I LP 2.625%, 11/15/31	760	556
Retail Opportunity Investments Partnership LP 4.000%, 12/15/24	485	464
Service Properties Trust 4.950%, 2/15/27	375	295
VICI Properties LP
4.950%, 2/15/30	350	333
5.125%, 5/15/32	350	324
		5,698

Utilities—0.5%
Brooklyn Union Gas Co. (The) 144A 4.866%, 8/5/32(3)	805	752
	Par Value	Value

Utilities—continued
Enel Finance International N.V. 144A 7.500%, 10/14/32(3)	$ 400	$ 423
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 144A 4.125%, 5/15/27(3)	210	199
Puget Energy, Inc.
2.379%, 6/15/28	453	385
4.224%, 3/15/32	315	280
Southern Co. (The) Series 21-A 3.750%, 9/15/51	794	641
Vistra Corp. 144A 8.000% (3)(6)	255	244
		2,924

Total Corporate Bonds and Notes (Identified Cost $83,645)		73,891

Leveraged Loans—1.8%
Aerospace—0.2%
Air Canada (3 month LIBOR + 3.500%) 8.130%, 8/11/28(4)	77	76
Brown Group Holding LLC (1 month LIBOR + 2.500%) 6.884%, 6/7/28(4)	318	312
Delta Air Lines, Inc. (3 month LIBOR + 3.750%) 7.993%, 10/20/27(4)	235	239
Mileage Plus Holdings LLC (3 month LIBOR + 5.250%) 9.996%, 6/21/27(4)	216	222
TransDigm, Inc. Tranche E (3 month LIBOR + 2.250%) 6.980%, 5/30/25(4)	243	240
		1,089

Chemicals—0.1%
Ineos Finance plc 2027 (1 month Term SOFR + 3.850%) 8.173%, 11/8/27(4)	679	668
Consumer Durables—0.0%
Resideo Funding, Inc. Tranche B (1 month LIBOR + 2.250%) 6.500% - 6.880%, 2/11/28(4)	245	242
Energy—0.1%
Freeport LNG Investments LLP Tranche B (3 month LIBOR + 3.500%) 7.743%, 12/21/28(4)	248	235
Oryx Midstream Services Permian Basin LLC Tranche B (3 month LIBOR + 3.250%) 7.924%, 10/5/28(4)	215	212
		447

Financials—0.1%
Blackhawk Network Holdings, Inc. First Lien (3 month Term SOFR + 3.000%) 7.077%, 6/15/25(4)	214	209

See Notes to Schedule of Investments

VIRTUS Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022
($ reported in thousands)
	Par Value	Value

Financials—continued
Citadel Securities LP Tranche B (1 month Term SOFR + 3.114%) 7.438%, 2/2/28(4)	$ 146	$ 144
		353

Food / Tobacco—0.1%
Aramark Services, Inc. Tranche B-3 (1 month LIBOR + 1.750%) 6.134%, 3/11/25(4)	210	208
Hostess Brands LLC 2019, Tranche B (1-3 month LIBOR + 2.250%) 6.634% - 6.665%, 8/3/25(4)	269	268
		476

Forest Prod / Containers—0.0%
Berry Global, Inc. Tranche Z (1 month LIBOR + 1.750%) 6.024%, 7/1/26(4)	245	242
Gaming / Leisure—0.2%
Caesars Resort Collection LLC Tranche B (1 month LIBOR + 2.750%) 7.134%, 12/23/24(4)	462	461
Hilton Worldwide Finance LLC Tranche B-2 (1 month LIBOR + 1.750%) 6.173%, 6/22/26(4)	245	244
Scientific Games International, Inc. Tranche B (1 month Term SOFR + 3.100%) 7.417%, 4/13/29(4)	134	132
Station Casinos LLC Tranche B-1 (1 month LIBOR + 2.250%) 6.640%, 2/8/27(4)	240	234
UFC Holdings LLC Tranche B-3 (3 month LIBOR + 2.750%) 7.110%, 4/29/26(4)	237	233
		1,304

Health Care—0.1%
Agiliti Health, Inc. (1 month LIBOR + 2.750%) 6.875%, 1/4/26(4)	163	158
LifePoint Health, Inc. Tranche B, First Lien (3 month LIBOR + 3.750%) 8.165%, 11/16/25(4)	220	207
Perrigo Investments LLC Tranche B (1 month Term SOFR + 2.600%) 6.923%, 4/20/29(4)	343	341
		706

Housing—0.0%
Standard Industries, Inc. (3 month LIBOR + 2.250%) 6.425%, 9/22/28(4)	244	240
Information Technology—0.3%
Applied Systems, Inc. 2026 (3 month Term SOFR + 4.500%) 9.080%, 9/18/26(4)	389	387
	Par Value	Value

Information Technology—continued
CCC Intelligent Solutions, Inc. Tranche B (1 month LIBOR + 2.250%) 6.634%, 9/21/28(4)	$ 247	$ 245
Open Text Corp. (3 month LIBOR + 3.750%) 0.000%, 8/25/29(4)	215	210
Sophia LP Tranche B (1 month LIBOR + 3.500%) 8.230%, 10/7/27(4)	241	232
Tenable, Inc. (3 month LIBOR + 2.750%) 7.165%, 7/7/28(4)	242	234
UKG, Inc. 2021-2, First Lien (3 month LIBOR + 3.250%) 6.998%, 5/4/26(4)	245	233
		1,541

Manufacturing—0.2%
Alliance Laundry Systems LLC Tranche B (3 month LIBOR + 3.500%) 7.409%, 10/8/27(4)	247	242
Gates Global LLC Tranche B-4 (1 month Term SOFR + 3.500%) 7.823%, 11/16/29(4)	608	603
NCR Corp. (3 month LIBOR + 2.500%) 6.920%, 8/28/26(4)	246	238
		1,083

Media / Telecom - Broadcasting—0.0%
Nexstar Media, Inc. Tranche B-4 (1 month LIBOR + 2.500%) 6.884%, 9/18/26(4)	145	144
Media / Telecom - Cable/Wireless Video—0.0%
DIRECTV Financing LLC (1 month LIBOR + 5.000%) 9.384%, 8/2/27(4)	231	225
Media / Telecom - Wireless Communications—0.1%
SBA Senior Finance II LLC Tranche B (1 month LIBOR + 1.750%) 6.140%, 4/11/25(4)	358	356
Service—0.2%
Dun & Bradstreet Corp. (The) Tranche B (1 month LIBOR + 3.250%) 7.639%, 2/6/26(4)	234	231
NAB Holdings LLC First Lien (3 month Term SOFR + 3.150%) 7.730%, 11/23/28(4)	247	240
Peraton Corp. Tranche B, First Lien (1 month LIBOR + 3.750%) 8.134%, 2/1/28(4)	208	202
PODS LLC (1 month LIBOR + 3.000%) 7.384%, 3/31/28(4)	249	236
		909

Transportation - Automotive—0.1%
Cooper-Standard Automotive, Inc. Tranche B-1 (1 month LIBOR + 2.000%) 6.384%, 11/2/23(4)	306	298

See Notes to Schedule of Investments

VIRTUS Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022
($ reported in thousands)
	Par Value	Value

Utilities—0.0%
Brookfield WEC Holdings, Inc. (1 month LIBOR + 2.750%) 7.134%, 8/1/25(4)	$ 240	$ 237
Total Leveraged Loans (Identified Cost $10,650)		10,560

	Shares
Preferred Stocks—0.4%
Financials—0.3%
JPMorgan Chase & Co. Series HH, 4.600%	304(10)	268
MetLife, Inc. Series D, 5.875%	277(10)	264
Truist Financial Corp. Series Q, 5.100%	680(10)	629
Zions Bancorp NA, 6.950%	6,400	163
		1,324

Industrials—0.1%
General Electric Co. Series D (3 month LIBOR + 3.330%), 8.099%(4)	725(10)	712
Total Preferred Stocks (Identified Cost $2,074)		2,036

Common Stocks—63.0%
Communication Services—4.9%
Adevinta ASA Class B(11)	199,477	1,336
Auto Trader Group plc	677,940	4,226
Baltic Classifieds Group plc	2,490,365	4,239
Dayamitra Telekomunikasi PT	47,262,000	2,429
Infrastrutture Wireless Italiane SpA	207,635	2,093
Moneysupermarket.com Group plc	547,003	1,272
New Work SE	15,527	2,536
Rightmove plc	660,295	4,082
Trade Desk, Inc. (The) Class A(11)	138,773	6,221
		28,434

Consumer Discretionary—10.6%
Airbnb, Inc. Class A(11)	50,364	4,306
Allegro.eu S.A.(11)	401,378	2,302
Amazon.com, Inc.(11)	133,801	11,239
AutoZone, Inc.(11)	2,116	5,218
Home Depot, Inc. (The)	19,195	6,063
Marriott International, Inc. Class A	47,738	7,108
Max Stock Ltd.	572,792	958
MercadoLibre, Inc.(11)	4,483	3,794
Mercari, Inc.(11)	163,400	3,360
NIKE, Inc. Class B	82,907	9,701
Ross Stores, Inc.	53,734	6,237
Victorian Plumbing Group plc(11)	1,405,019	1,308
		61,594

Consumer Staples—4.5%
Anhui Gujing Distillery Co., Ltd. Class B	143,600	2,300
Estee Lauder Cos., Inc. (The) Class A	24,474	6,072
Heineken Malaysia Bhd	509,500	2,915
McCormick & Co., Inc. Non-voting Shares	60,584	5,022
Monster Beverage Corp.(11)	66,856	6,788
	Shares	Value

Consumer Staples—continued
PepsiCo, Inc.	15,616	$ 2,821
		25,918

Energy—2.4%
Devon Energy Corp.	39,351	2,420
Frontera Energy Corp.(11)	300	3
Hess Corp.	24,520	3,477
Pason Systems, Inc.	128,648	1,515
Pioneer Natural Resources Co.	16,407	3,747
Schlumberger Ltd.	51,911	2,775
		13,937

Financials—6.0%
Bank of America Corp.	219,157	7,259
FinecoBank Banca Fineco SpA	221,980	3,688
Gruppo MutuiOnline SpA	95,662	2,695
Hargreaves Lansdown plc	142,299	1,473
Hypoport SE(11)	4,989	520
MarketAxess Holdings, Inc.	14,942	4,167
Mortgage Advice Bureau Holdings Ltd.	321,863	2,062
Nordnet AB publ	66,366	960
Progressive Corp. (The)	54,527	7,073
S&P Global, Inc.	13,238	4,434
VNV Global AB(11)	169,419	422
		34,753

Health Care—6.2%
Danaher Corp.	36,537	9,698
Eli Lilly & Co.	7,438	2,721
Haw Par Corp., Ltd.	547,500	3,916
HealthEquity, Inc.(11)	40,957	2,524
IDEXX Laboratories, Inc.(11)	7,294	2,976
Mettler-Toledo International, Inc.(11)	2,435	3,520
Nakanishi, Inc.	42,700	832
Zoetis, Inc. Class A	65,734	9,633
		35,820

Industrials—8.3%
Boa Vista Servicos S.A.	1,255,506	1,726
CAE, Inc.(11)	117,106	2,265
CoStar Group, Inc.(11)	103,647	8,010
Enento Group Oyj(11)	65,677	1,504
Equifax, Inc.	26,105	5,074
Fair Isaac Corp.(11)	11,016	6,594
Haitian International Holdings Ltd.	1,294,337	3,466
HeadHunter Group plc ADR(5)	115,928	—(7)
Howden Joinery Group plc	315,719	2,144
Knorr-Bremse AG	44,447	2,428
Marel HF	329,459	1,136
Meitec Corp.	143,400	2,618
MTU Aero Engines AG	16,427	3,555
S-1 Corp.	72,665	3,419
Uber Technologies, Inc.(11)	174,025	4,304
		48,243

Information Technology—18.5%
Accenture plc Class A	24,419	6,516
Alten S.A.	27,211	3,402

See Notes to Schedule of Investments

VIRTUS Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022
($ reported in thousands)
	Shares	Value

Information Technology—continued
Amphenol Corp. Class A	151,096	$ 11,505
Bill.com Holdings, Inc.(11)	62,435	6,803
Block, Inc. Class A(11)	48,036	3,019
Bouvet ASA	424,107	2,597
Brockhaus Technologies AG(11)	52,904	1,269
DocuSign, Inc.(11)	32,465	1,799
Duck Creek Technologies, Inc.(11)	207,851	2,505
FDM Group Holdings plc	183,032	1,657
MongoDB, Inc. Class A(11)	14,460	2,846
NVIDIA Corp.	83,403	12,189
Paycom Software, Inc.(11)	42,055	13,050
Roper Technologies, Inc.	16,891	7,298
Snowflake, Inc. Class A(11)	36,779	5,279
Visa, Inc. Class A	87,526	18,184
Workday, Inc. Class A(11)	43,383	7,259
		107,177

Materials—1.0%
Corp. Moctezuma SAB de C.V.	721,710	2,037
Ecolab, Inc.	24,758	3,604
		5,641

Real Estate—0.6%
Prologis, Inc.	33,625	3,791
Total Common Stocks (Identified Cost $284,732)		365,308

Warrant—0.0%
Financials—0.0%
VNV Global AB(11)	88,478	—(7)
Total Warrant (Identified Cost $—)		—(7)

Total Long-Term Investments—98.7% (Identified Cost $522,933)		572,896

Short-Term Investment—1.0%
Money Market Mutual Fund—1.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.190%)(12)	5,814,230	5,814
Total Short-Term Investment (Identified Cost $5,814)		5,814

TOTAL INVESTMENTS—99.7% (Identified Cost $528,747)		$578,710
Other assets and liabilities, net—0.3%		1,610
NET ASSETS—100.0%		$580,320
Abbreviations:
ADR	American Depositary Receipt
BAM	Build America Municipal Insured
GS	Goldman Sachs & Co.
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LLP	Limited Liability Partnership
LP	Limited Partnership
NA	National Association
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate

Footnote Legend:
(1)	Security in default; no interest payments are being received.
(2)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2022, these securities amounted to a value of $95,894 or 16.5% of net assets.
(4)	Variable rate security. Rate disclosed is as of December 31, 2022. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(5)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(6)	No contractual maturity date.
(7)	Amount is less than $500.
(8)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(9)	Security in default, interest payments are being received during the bankruptcy proceedings.
(10)	Value shown as par value.
(11)	Non-income producing.
(12)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	81%
United Kingdom	4
Germany	2
Italy	2
Canada	1
Japan	1
China	1
Other	8
Total	100%
† % of total investments as of December 31, 2022.

See Notes to Schedule of Investments

VIRTUS Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of December 31, 2022, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at December 31, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Asset-Backed Securities	$25,058	$—	$25,058	$—
Corporate Bonds and Notes	73,891	—	73,891	—
Foreign Government Securities	1,720	—	1,686	34
Leveraged Loans	10,560	—	10,560	—
Mortgage-Backed Securities	51,203	—	51,203	—
Municipal Bonds	9,820	—	9,820	—
U.S. Government Securities	33,300	—	33,300	—
Equity Securities:
Common Stocks	365,308	365,308	—	—
Preferred Stocks	2,036	163	1,873	—
Warrant	—(1)	—(1)	—	—
Money Market Mutual Fund	5,814	5,814	—	—
Total Investments	$578,710	$371,285	$207,391	$34

(1)	Amount is less than $500.
Securities held by the Fund with an end of period value of $945 were transferred from Level 3 to Level 2 due to a increase in trading activities at period end.
Securities held by the Fund with an end of period value of $34 were transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended December 31, 2022.
See Notes to Schedule of Investments

VIRTUS TACTICAL ALLOCATION FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The  Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the  Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Note 2. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the schedule of investments will be available for issuance, and has determined that the following subsequent events require recognition or disclosure in this Schedule of Investments:
Effective July 1,2022, Seix Investment Advisors, LLC (“Seix”), changed its name to Virtus Fixed Income Advisors, LLC (“VFIA”). The investment professionals previously with Seix, now operate in the Seix Investment Advisors division of VFIA. The subadvisory agreement for the Funds was amended to reflect such name change.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.